Fees Summary	Oct. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 404,031,626.32
Previously Paid Amount	0.00
Total Fee Amount	55,796.77
Total Offset Amount	55,796.77
Net Fee	$ 0.00